Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Line Items]
Entity Registrant Name	PROSPER MARKETPLACE, INC
Entity Central Index Key	0001416265
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Type	S-1
Prosper Funding LLC
Document And Entity Information [Line Items]
Entity Registrant Name	Prosper Funding LLC
Entity Central Index Key	0001542574
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Type	S-1